Segments (Details) - Schedule of Two Operating Segments - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Two Operating Segments [Line Items]
Total	$ 95,257,538	$ 185,349,630	$ 121,961,057
Ocean transportation [Member]
Schedule of Two Operating Segments [Line Items]
Revenue	95,257,538	185,349,630	121,961,057
Heating business [Member]
Schedule of Two Operating Segments [Line Items]
Revenue